Note 7 - Accounts Receivable, Net - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ (725)	$ (838)
Accounts receivable, net of allowance of $725 and $838 as of December 31, 2022 and December 31, 2021, respectively	66,474	55,067
Trade Accounts Receivable [Member]
Accounts receivable, gross	47,046	38,819
Unbilled Receivable [Member]
Accounts receivable, gross	$ 20,153	$ 17,086